Intangible Assets and Goodwill (Amortization expense) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Goodwill and Intangible Assets Disclosure [Abstract]
Amortization expense	$ 9,715	$ 7,044	$ 5,227